Pension and severance plans (Details 14) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components of net periodic (benefit) cost:
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 60
Foreign plans
Components of net periodic (benefit) cost:
Service cost	508	¥ 553	¥ 549
Interest cost	828	741	625
Expected return on plan assets	(1,170)	(443)	(445)
Amortization of net actuarial loss	14	27	6
Net periodic pension cost	180	¥ 878	¥ 735
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 143
Equity securities
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	2.00%
Debt Securities
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	4.00%
Other than Securities Investment
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	94.00%